Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	[1]	$ 100,347	$ 82,738	$ 75,622
Cost of sales		61,796	48,659	44,835
Gross profit		38,551	34,079	30,787
Operating expenses
Research and development	[2]	12,663	9,702	6,480
Sales and marketing		6,423	5,651	4,418
General and administrative		3,969	3,611	2,798
Contingent consideration expense (benefit)		(334)	(3,090)	45
Total operating expenses		22,721	15,874	13,741
Operating income		15,830	18,205	17,046
Financial income, net		35	220	263
Income before income taxes		15,865	18,425	17,309
Income taxes		2,728	1,905	2,704
Net income		$ 13,137	$ 16,520	$ 14,605
Income per share:
Basic income per ordinary share (US$)		$ 1.789	$ 2.273	$ 2.033
Diluted income per ordinary share (US$)		$ 1.767	$ 2.242	$ 1.996
Weighted average number of ordinary shares used to compute basic income per share (in thousands)		7,343,696	7,268,536	7,184,114
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)		7,435,181	7,367,984	7,318,906

[1]	Including sales to related parties in the amount of US$ 1,041 thousand, US$ 1,154 thousand and US$ 762 thousand in 2014, 2015 and 2016, respectively.
[2]	Including services from related parties in the amount of US$ 243 thousand, US$ 285 thousand and US$ 351 thousand in 2014, 2015 and 2016, respectively.